Equity reserves and long-term incentive plan awards - disclosure of movement in PSUs liability (Details) - Performance Share Units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 503	$ 87
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	1,577	462
Settled in cash during the year	(583)	(46)
Total PSU liability, end of year	1,497	503
Less: current portion of PSU liability	(1,249)	(334)
Total non-current PSU liability, end of year	$ 248	$ 169